Consolidated Statement of Changes in Equity (Parenthetical) - EUR (€) € in Millions						1 Months Ended	12 Months Ended
		Dec. 19, 2025	Jan. 03, 2025	Mar. 05, 2024	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Number of shares [line items]
Common shares cancelled (in shares)						37,700,000
Common shares cancelled	[1]						€ 0		€ 0		€ 0
Common shares (no par value)
Number of shares [line items]
Common shares cancelled		€ (96)	€ (119)	€ (117)	€ (68)		(215)	[1]	(117)	[1]	(68)	[1]
Common shares in treasury, at cost
Number of shares [line items]
Common shares cancelled		1,000	675	450	300		1,675	[1]	450	[1]	300	[1]
Additional paid-in capital
Number of shares [line items]
Common shares cancelled		€ (903)	€ (556)	€ (333)	€ (232)		€ (1,459)	[1]	€ (333)	[1]	€ (232)	[1]
Issued and fully paid
Number of shares [line items]
Common shares cancelled (in shares)		37,700,000	46,400,000	45,500,000	26,500,000		84,122,616		45,541,366

[1]	5 At December 19, 2025, Deutsche Bank cancelled 37.7 million of its common shares; the cancellation reduced the nominal value of the shares by € 96 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of € 1.0 billion; the difference between the common shares at cost and their nominal value has reduced additional-paid-in capital by
€ 903 million. At January 3, 2025, Deutsche Bank cancelled 46.4 million of its common shares; the cancellation reduced the nominal value of the shares by   € 119 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of .€ 675 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 556 million. At March 5, 2024, Deutsche Bank cancelled 45.5 million of its common shares; the cancellation reduced the nominal value of the shares by € 117 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of€ 450 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by€ 333 million. At February 28, 2023, Deutsche Bank cancelled 26.5 million of its common shares; the cancellation reduced the nominal value of the shares by € 68 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of € 300 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 232 million